Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Without Sales Load [Member] | C000005562
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	1.64%		1.64%
Without Sales Load [Member] | C000117196
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	1.30%		1.31%
Without Sales Load [Member] | C000177206
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%	1.82%	2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	0.42%		1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	0.42%		1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	0.42%	2.06%
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	1.67%		1.78%
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	1.67%		1.78%
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	1.67%	2.05%